Long-term Debt and Other Financing Arrangements - Summary of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term debt, Weighted average interest rate	4.49%	4.86%	5.68%
Total long-term debt, Fair Value	$ 6,374	$ 6,334	$ 6,475
Total long-term debt, Carrying Amount	6,208	6,184	6,359
Capital lease and other financing obligations, Carrying Amount	106	107	115
Bank overdrafts, Carrying Amount	6	5	1
Short term debt, Carrying Amount	8	7	6
Total debt and other financing arrangements, Carrying Amount	6,328	6,303	6,481
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings, Carrying Amount	380	362	150
Non-current portion of long-term debt and capital lease and other financing obligations, Carrying Amount	5,948	5,941	6,331
Senior secured term loan due 2013 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		218	1,270
Total long-term debt, Carrying Amount		218	1,287
Senior secured term loan due 2016 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		2,324	2,290
Total long-term debt, Carrying Amount		2,315	2,338
Senior secured term loan due 2016 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	2,549
Total long-term debt, Carrying Amount	2,526
Senior secured term loan due 2016 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	373
Total long-term debt, Carrying Amount	371
Senior secured term loan due 2017 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value			538
Total long-term debt, Carrying Amount			500
Senior secured term loan due 2017 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	1,167	1,173
Total long-term debt, Carrying Amount	1,161	1,176
Euro Senior Secured Term Loan Facility Due Two Thousand Thirteen [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		34	183
Total long-term debt, Carrying Amount		34	186
Euro Senior Secured Term Loan Facility Due Two Thousand Sixteen [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value		347	338
Total long-term debt, Carrying Amount		347	345
Senior secured revolving credit facility due 2016 [Member] | Libor Or Euro Libor Based Variable Rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	55
Total long-term debt, Carrying Amount	55
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Total long-term debt, Weighted average interest rate	2.90%	3.46%
Total long-term debt, Fair Value	4,144	4,096	4,619
Total long-term debt, Carrying Amount	4,113	4,090	4,656
Senior debenture loan due 2014 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	227	232	234
Total long-term debt, Carrying Amount	210	209	204
Senior debenture loan due 2018 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	1,203	1,211	1,165
Total long-term debt, Carrying Amount	1,084	1,084	1,084
Senior debenture loan due 2020 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	799	794
Total long-term debt, Carrying Amount	800	800
Debenture Loans [Member]
Debt Instrument [Line Items]
Total long-term debt, Weighted average interest rate	7.60%	7.60%	9.94%
Total long-term debt, Fair Value	2,229	2,237	1,852
Total long-term debt, Carrying Amount	2,094	2,093	1,699
Other loans [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value	1	1	4
Total long-term debt, Carrying Amount	1	1	4
Senior debenture loan due 2016 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value			350
Total long-term debt, Carrying Amount			307
Private placement debenture loan due 2012 [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value			39
Total long-term debt, Carrying Amount			39
Private placement debenture loan due 2012 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Fair Value			64
Total long-term debt, Carrying Amount			$ 65
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Total long-term debt, Weighted average interest rate		3.46%	4.13%